COMMITMENTS AND CONTINGENCIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	2,685
2014	1,504
2015+	1,546
2016	1,316
2017	900
Thereafter	8,409
Operating Leases, Future Minimum Payments Due	16,360